Investment Strategy	Oct. 26, 2025
Defined Duration 5 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other large, broad-based ETFs that the Sub-Adviser (Orcam Financial Group, LLC d/b/a Discipline Funds) believes can reduce the Fund’s relative stock and bond risks when compared to a traditional diversified market cap-weighted index fund. The Fund will provide a globally diversified portfolio, which will be systematically reallocated depending on the Sub-Adviser’s assessment of the risks in the then-current market environment. The Fund will seek long-term growth of capital with reduced investment volatility.
The Methodology
The Sub-Adviser uses two systematic, data-driven algorithms designed to (i) calculate the current risk level of global equity and bond markets based on market valuations and macroeconomic data, including measurements like interest rate levels, gross domestic product (GDP), and consumer price index changes, and (ii) quantify the time horizon over which an instrument can be expected to generate reasonable rates of returns, similar to fixed income duration calculations (“Defined Duration”).
The first algorithm helps the Sub-Adviser identify macroeconomic risks that might correspond with above- or below-average equity market and bond market risks. The algorithm uses a so-called “countercyclical rebalancing methodology” to reallocate the
Fund’s portfolio relative to the then-current macroeconomic risks. Essentially, a countercyclical rebalancing methodology seeks to adjust a portfolio’s holdings to account for current market and macroeconomic data. In contrast, standard passively-managed funds will generally hold stocks and bonds in the same percentage allocation regardless of market valuations and macroeconomic conditions.
The algorithm relies on data as reported by the U.S. Federal Reserve (which reports both U.S. and international data), the European Central Bank, U.S. Treasury, Bureau of Labor Statistics, World Exchanges, and third-party financial data providers that reflect current and expected conditions of the U.S. and global economy and financial markets including such inputs as interest rates and macroeconomic production and/or engagement.
The algorithm is updated monthly. Depending on the algorithm’s output, the Fund’s portfolio will be reallocated accordingly.
Equity-Bond Allocation
The Fund’s typical Defined Duration target is between 3 and 7 years, but the Fund attempts to maintain an average Defined Duration of approximately 5 years. The Sub-Adviser uses the first algorithm to determine the Fund’s equity-bond allocation. When the algorithm indicates equity market risk is average, the Fund will generally allocate approximately 15 percent of its assets to the equity sleeve and 85 percent of its assets to the bond sleeve. Depending on the then-current risk level of the equity markets, the allocations will shift but will generally be 10-20% allocated to equity exposure and 80-90% allocated to bond exposure.
In the event of a large equity market or macroeconomic decline (that is, the U.S. economy is performing poorly), the countercyclical rebalancing methodology may result in a higher equity allocation. For example, if the stock market declined and a typical passively-managed 15-85 stock-bond portfolio became a 10-90 stock-bond allocation, it would again be reallocated back to its original 15-85 stock-bond allocation. Whereas, the algorithm may recommend that the Fund be reallocated to a 20-80 stock-bond allocation to account for the potential that equities often become less risky after they have declined in value.
U.S.-Foreign Equity Sleeve Allocation
The Fund’s allocation between broad-based U.S. equity ETFs and broad-based foreign focused equity ETFs is contingent on the Defined Duration of the global equity markets. While the Fund’s equity allocation will generally include a mix of U.S. equity ETFs and foreign focused equity ETFs, the Fund will typically tilt towards styles or regions that the Sub-Adviser has determined have a lower Defined Duration given the Fund’s target average Defined Duration of approximately 5 years. When the Defined Duration of the global stock market shifts lower (for instance, during a bear market) the equity component could tilt towards higher Defined Duration equities with a higher expected future rate of return.
For the Fund’s equity exposure, the Sub-Adviser evaluates broad-based equity ETFs that are publicly traded in U.S. markets. The Fund may hold broad-based U.S., international, or global markets ETFs. International and global ETFs will generally have exposure to foreign developed markets.
Bond Sleeve Allocation
The Sub-Adviser uses the second algorithm for the Fund’s bond portfolio, which is also based on market valuations and macroeconomic data, to evaluate the interest rate and credit risk of bond markets. Like the equity market algorithm, the bond market algorithm is designed to identify periods of above- or below-average economic and market activity. The bond market algorithm also considers bond-specific data, like average credit spreads and bond yields. A credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality, thereby allowing a comparison between a corporate bond and a risk-free alternative. Average credit spreads are often used as barometer of economic health. That is, when spreads are below average, that often portends a good economic environment.
For instance, the algorithm might identify a period of below average credit spreads and strong economic growth to be consistent with a period of higher than average junk bond market risk. Further, during an economic expansion, aggregate bond markets typically become higher yielding on average. That is because higher interest rates often correlate with macroeconomic improvement. In that case, the Sub-Adviser may determine that longer duration bond funds are then subject to greater than normal risks. As a result, the Sub-Adviser may recommend the Fund hold ETFs that hold shorter duration, higher quality bonds such as U.S. government bonds.
In addition to credit quality, the Sub-Adviser may recommend reallocating the bond sleeve to have a similar duration, a shorter duration, or a longer duration. Duration is a measure of a bond price’s sensitivity to interest rate changes. Bonds with longer durations tend to be more sensitive to interest rate changes. In contrast, bonds with shorter durations tend to be less sensitive to interest rate changes. For example, during periods of poor economic growth and higher than average credit spreads the Fund’s bond market algorithm might alter the bond allocation so the Fund holds underlying funds that, in turn, hold lower duration bonds with reduced interest rate risk.
The Fund’s bond sleeve will normally hold U.S. Treasury bonds and bond ETFs and/or very high quality U.S. corporate bond ETFs.
Defined Duration 20 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund’s Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a portfolio of other large, broad-based or factor- or style-based (e.g., based on value, growth, or momentum) equity ETFs that the Sub-Adviser (Orcam Financial Group, LLC d/b/a Discipline Funds) believes can improve the Fund’s relative stock returns when compared to a traditional diversified market cap-weighted index fund. The Fund will provide a globally diversified portfolio, which will be systematically reallocated depending on the Sub-Adviser’s assessment of the risks and potential returns in the then-current market environment. The Fund will seek long-term growth of capital.
The Methodology
The Sub-Adviser uses a systematic, data-driven algorithm designed to calculate the current risk level of global equity markets based on market valuations and macroeconomic data, including measurements like interest rate levels, gross domestic product (GDP), and consumer price index changes. The Sub-Adviser also quantifies the time horizon over which an instrument can be expected to generate reasonable rates of returns, similar to fixed income duration calculations (“Defined Duration”). The duration of a stock measures the sensitivity of an equity’s price to changes in overall market conditions. It represents the estimated point in time, adjusted for inflation, at which the broad market is expected to recover its value and break even over a specified time horizon. The algorithm estimates an expected potential maximum drawdown and expected return to quantify the Defined Duration of stocks.
The algorithm is updated monthly. Depending on the algorithm’s output, the Fund’s portfolio will be reallocated accordingly.
Equity Allocation
The Fund’s typical Defined Duration target is 20 years. The Sub-Adviser uses the algorithm to determine the Fund’s allocation between broad-based equity ETFs and factor- or style-based equity ETFs. The factor- or style-based ETFs may be considered to be aggressive when they invest in assets that generally have higher returns and higher volatility, including ETFs that invest in growth stocks, momentum stocks, small capitalization stocks, and emerging markets stocks. In contrast, the Fund may invest in ETFs that invest in value-oriented, large-capitalization, and developed markets equities that have a less aggressive profile. Depending on the then-current risk level of the equity markets, the allocations among the types of ETFs may shift without limitation.
The Sub-Adviser’s algorithm has determined that the global stock market typically has an average Defined Duration of 10 to 20 years, and consequently, the Fund is expected to maintain a relatively aggressive allocation to achieve an overall Defined Duration at the long end (20 years) of this range. For example, if the current Defined Duration of the global stock market is determined to be 15, then the Fund might hold an equal weight allocation in 15- and 25-year duration equity instruments to help it maintain its average Defined Duration of 20 years. This would equate to an overweight allocation in longer relative duration instruments when compared to the global stock market.
U.S.-Foreign Equity Sleeve Allocation
The Fund’s equity allocation is contingent on the Defined Duration of the underlying equity markets to achieve its Defined Duration target of 20 years. For example, if the Defined Duration of foreign stocks is quantified to be 17 years and the domestic U.S. stock market’s Defined Duration is quantified to be 25, then the Fund would maintain an average weighting of approximately 66% foreign stocks and 34% domestic U.S. stocks to achieve its target of 20 years Defined Duration.
The allocation is designed to maintain broad diversification and will therefore hold a core allocation of market cap weighted global ETFs as well as tilts to different styles or regions based on their Defined Durations. These tilts are designed to improve diversification and help maintain the Fund’s ability to achieve its 20 year average Defined Duration.
The Sub-Adviser evaluates equity ETFs that are publicly traded in U.S. markets. The Fund may hold broad-based, factor-based or style-based U.S., international, global, or emerging markets ETFs. International and global ETFs may have exposure to any foreign markets, whether developed or emerging.